SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 0.5%
	United States Treasury Notes Inflationary Index, 0.125% due 4/15/2022	$ 341,103	$ 346,005
	Total U.S. Treasury Securities (Cost $341,157)		346,005
	U.S. Government Agencies — 0.1%
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a,b]	0.474% (LIBOR 3 Month + 0.35%) due 4/15/2025	35,000	34,197
[b]	1.70% due 12/20/2022	10,000	9,806
	Small Business Administration Participation Certificates,
	Series 2005-20K Class 1, 5.36% due 11/1/2025	7,962	8,420
	Series 2009-20E Class 1, 4.43% due 5/1/2029	26,835	28,553
	Total U.S. Government Agencies (Cost $79,989)		80,976
	Mortgage Backed — 9.1%
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-1 Class A1, 3.805% due 1/25/2049	37,361	37,506
[a,c]	Series 2019-3 Class A1, 2.962% due 10/25/2048	33,772	34,071
	Bank, CMBS, Series 2017-BNK5 Class A2, 2.987% due 6/15/2060	548,507	550,062
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	23,179	23,505
[a,c]	COLT Mortgage Pass-Through Certificates, Whole Loan Securities Trust CMO, Series 2021-1R Class A1, 0.857% due 5/25/2065	467,492	467,111
	COMM Mortgage Trust, CMBS,
	Series 2012-CR1 Class A3, 3.391% due 5/15/2045	231,622	231,526
	Series 2012-CR2 Class A4, 3.147% due 8/15/2045	450,000	451,204
	Series 2012-CR3 Class A3, 2.822% due 10/15/2045	88,009	88,359
	Series 2012-CR5 Class ASB, 2.388% due 12/10/2045	17,095	17,180
	CSAIL Commercial Mortgage Trust, CMBS, Series 2017-CX9 Class A1, 2.025% due 9/15/2050	95,008	95,008
[a,c]	CSMC Trust, Whole Loan Securities Trust CMO, Series 2020-NQM1 Class A1, 1.208% due 5/25/2065	175,367	175,257
[a,c]	Deephaven Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2020-1 Class A1, 2.339% due 1/25/2060	110,867	110,954
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through Certificates, CMBS, Series K036 Class A1, 2.777% due 4/25/2023	59,968	60,772
[a]	Federal Home Loan Mtg Corp., REMIC, Series 3877 Class FA, 0.46% (LIBOR 1 Month + 0.35%) due 11/15/2040	19,752	19,755
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[a]	Series 2017-3 Class HA, 3.25% due 7/25/2056	35,003	36,181
[a]	Series 2018-1 Class HA, 3.00% due 5/25/2057	25,779	26,609
[a]	Series 2018-2 Class HA, 3.00% due 11/25/2057	101,771	104,844
	Federal National Mtg Assoc., UMBS Collateral,
	Pool FM1126, 3.00% due 3/1/2033	33,510	35,140
	Pool MA3557, 4.00% due 1/1/2029	52,906	55,745
[a,c]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	25,964	26,392
[a,c]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	37,120	37,447
	GCAT Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2021-CM1 Class A, 1.469% due 4/25/2065	425,936	423,465
[a,c]	Series 2021-CM2 Class A1, 2.352% due 8/25/2066	264,173	263,620
	Government National Mtg Assoc., CMBS, Series 2013-55 Class AB, 1.579% due 12/16/2042	402	402
	JPMorgan Chase Commercial Mortgage Securities Trust, CMBS,
	Series 2012-C6 Class A3, 3.507% due 5/15/2045	204,255	204,282
[c]	Series 2012-HSBC Class A, 3.093% due 7/5/2032	445,137	448,295
[a,c]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	121,521	124,456
	Morgan Stanley Bank of America Merrill Lynch Trust, CMBS,
[a]	Series 2013-C10 Class ASB, 3.912% due 7/15/2046	272,989	277,633
	Series 2013-C7 Class AAB, 2.469% due 2/15/2046	29,395	29,622
	Series 2016-C31 Class A3, 2.731% due 11/15/2049	67,415	67,672
[a,c]	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO, Series 2017-5A Class A1, 1.602% (LIBOR 1 Month + 1.50%) due 6/25/2057	22,701	22,972
[a,c]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	11,743	11,743
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[a,c]	Series 2019-3 Class A1, 2.784% due 7/25/2059	24,300	24,353
[a,c]	Series 2019-INV3 Class A1B, 3.192% due 11/25/2059	644,442	652,639
	WFRBS Commercial Mortgage Trust, CMBS,
	Series 2012-C7 Class A2, 3.431% due 6/15/2045	460,744	461,827
	Series 2013-C14 Class ASB, 2.977% due 6/15/2046	45,443	46,068
	Series 2013-C17 Class ASB, 3.558% due 12/15/2046	285,158	291,927
	Total Mortgage Backed (Cost $6,078,662)		6,035,604
	Asset Backed Securities — 57.5%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Auto Receivables — 16.7%
[c]	ACC Auto Trust, Series 2021-A Class A, 1.08% due 4/15/2027	$ 149,733	$ 149,533
	ACC Trust,
[c]	Series 2020-A Class A, 6.00% due 3/20/2023	195,751	197,612
[c]	Series 2021-1 Class A, 0.74% due 11/20/2023	94,000	93,987
	American Credit Acceptance Receivables Trust,
[c]	Series 2020-4 Class A, 0.53% due 3/13/2024	32,399	32,399
[c]	Series 2020-4 Class B, 0.85% due 12/13/2024	625,000	625,187
[c]	Series 2021-1 Class A, 0.35% due 5/13/2024	42,910	42,900
[c]	Series 2021-4 Class A, 0.45% due 9/15/2025	255,163	254,559
[c]	ARI Fleet Lease Trust, Series 2019-A Class A2A, 2.41% due 11/15/2027	105,930	106,232
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	401,367	403,962
[c]	Avid Automobile Receivables Trust, Series 2020-1 Class A, 0.61% due 1/15/2025	278,980	278,634
	CarMax Auto Owner Trust, Series 2018-3 Class A3, 3.13% due 6/15/2023	23,722	23,783
	CarNow Auto Receivables Trust,
[c]	Series 2020-1A Class A, 1.76% due 2/15/2023	8,403	8,405
[c]	Series 2021-2A Class A, 0.73% due 9/15/2023	705,231	705,956
	Carvana Auto Receivables Trust,
	Series 2021-N2 Class A1, 0.32% due 3/10/2028	173,142	172,422
	Series 2021-N3 Class A1, 0.35% due 6/12/2028	717,019	714,090
[c]	Series 2021-N3 Class N, 2.53% due 6/12/2028	750,000	750,116
[c]	Series 2021-P1 Class N, 2.16% due 12/10/2027	78,039	78,106
	CIG Auto Receivables Trust,
[c]	Series 2019-1A Class B, 3.59% due 8/15/2024	233,026	234,571
[c]	Series 2020-1A Class A, 0.68% due 10/12/2023	34,018	34,036
	CPS Auto Receivables Trust,
[c]	Series 2021-A Class A, 0.35% due 1/16/2024	26,370	26,362
[c]	Series 2021-B Class A, 0.37% due 3/17/2025	117,292	117,101
[c]	Credito Real USA Auto Receivables Trust, Series 2021-1A Class A, 1.35% due 2/16/2027	290,605	290,667
[c]	DT Auto Owner Trust, Series 2021-1A Class A, 0.35% due 1/15/2025	180,597	180,439
[c]	Exeter Automobile Receivables Trust, Series 2017-3A Class C, 3.68% due 7/17/2023	140,539	141,664
	FHF Trust,
[c]	Series 2020-1A Class A, 2.59% due 12/15/2023	51,518	51,749
[c]	Series 2021-1A Class A, 1.27% due 3/15/2027	89,511	89,083
[c]	Series 2021-2A Class A, 0.83% due 12/15/2026	172,752	170,573
[c]	First Investors Auto Owner Trust, Series 2021-1A Class A, 0.45% due 3/16/2026	204,924	204,537
	Ford Credit Auto Owner Trust, Series 2021-A Class A2, 0.17% due 10/15/2023	172,647	172,534
	GLS Auto Receivables Issuer Trust,
[c]	Series 2019-4A Class A, 2.47% due 11/15/2023	596	596
[c]	Series 2020-1A Class A, 2.17% due 2/15/2024	96,180	96,328
[c]	Series 2020-1A Class B, 2.43% due 11/15/2024	225,000	227,093
[c]	Series 2020-3A Class A, 0.69% due 10/16/2023	1,223	1,223
[c]	Series 2021-1A Class A, 0.34% due 5/15/2024	62,510	62,483
[c]	Series 2021-4A Class A, 0.84% due 7/15/2025	400,000	399,855
[c]	Hyundai Auto Lease Securitization Trust, Series 2020-B Class A3, 0.51% due 9/15/2023	240,000	239,994
[c]	Hyundai Floorplan Master Owner Trust, Series 2019-1 Class A, 2.68% due 4/15/2024	625,000	628,756
[c]	Lendbuzz Securitization Trust, Series 2021-1A Class A, 1.46% due 6/15/2026	514,137	512,822
	Mercedes-Benz Auto Lease Trust, Series 2021-B Class A2, 0.22% due 1/16/2024	100,000	99,873
[a,c]	Navistar Financial Dealer Note Master Trust, Series 2020-1 Class A, 1.052% (LIBOR 1 Month + 0.95%) due 7/25/2025	123,000	123,544
[c]	Octane Receivables Trust, Series 2019-1A Class A, 3.16% due 9/20/2023	42,430	42,637
[b,c]	Oscar US Funding XI LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	56,155	56,465
[c]	Prestige Auto Receivables Trust, Series 2019-1A Class B, 2.53% due 1/16/2024	180,454	180,698
[c]	Santander Consumer Auto Receivables Trust, Series 2021-CA Class B, 1.44% due 4/17/2028	232,988	233,293
[c]	Santander Retail Auto Lease Trust, Series 2019-B Class A4, 2.38% due 8/21/2023	575,000	577,630
	Tesla Auto Lease Trust,
[c]	Series 2020-A Class A2, 0.55% due 5/22/2023	82,666	82,674
[c]	Series 2021-A Class A2, 0.36% due 3/20/2025	423,738	422,635
[c]	United Auto Credit Securitization Trust, Series 2021-1 Class A, 0.34% due 7/10/2023	57,009	56,989
[c]	US Auto Funding, Series 2021-1A Class A, 0.79% due 7/15/2024	366,325	364,505
[c]	USASF Receivables LLC, Series 2020-1A Class A, 2.47% due 8/15/2023	27,367	27,398
[c]	Veros Auto Receivables Trust, Series 2021-1 Class A, 0.92% due 10/15/2026	276,045	275,265
[c]	Westlake Automobile Receivables Trust, Series 2020-1A Class A2, 1.44% due 9/15/2023	24,890	24,909
			11,088,864
	Credit Card — 5.1%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	American Express Credit Account Master Trust, Series 2019-1 Class A, 2.87% due 10/15/2024	$ 650,000	$ 653,346
[c]	Fair Square Issuance Trust, Series 2020-AA Class A, 2.90% due 9/20/2024	620,000	620,823
	Genesis Private Label Amortizing Trust,
[c]	Series 2020-1 Class B, 2.83% due 7/20/2030	36,373	36,373
[c]	Series 2020-1 Class C, 4.19% due 7/20/2030	100,000	100,199
[c]	Genesis Sales Finance Master Trust, Series 2020-AA Class A, 1.65% due 9/22/2025	175,000	175,532
[c]	Mercury Financial Credit Card Master Trust, Series 2021-1A Class A, 1.54% due 3/20/2026	575,000	574,466
[c]	Perimeter Master Note Business Trust, Series 2019-2A Class C, 7.06% due 5/15/2024	500,000	514,257
	Synchrony Card Funding LLC, Series 2019-A1 Class A, 2.95% due 3/15/2025	300,000	301,541
	World Financial Network Credit Card Master Trust, Series 2019-B Class A, 2.49% due 4/15/2026	400,000	403,671
			3,380,208
	Other Asset Backed — 27.4%
	Affirm Asset Securitization Trust,
[c]	Series 2020-A Class A, 2.10% due 2/18/2025	200,000	200,263
[c]	Series 2020-Z1 Class A, 3.46% due 10/15/2024	599,326	604,669
[c]	Series 2020-Z2 Class A, 1.90% due 1/15/2025	123,877	124,376
	Amur Equipment Finance Receivables VI LLC,
[c]	Series 2018-2A Class A2, 3.89% due 7/20/2022	13,849	13,911
[c]	Series 2018-2A Class C, 4.27% due 1/20/2023	125,000	126,332
[c]	Amur Equipment Finance Receivables VII LLC, Series 2019-1A Class A2, 2.63% due 6/20/2024	34,451	34,721
[c]	Amur Equipment Finance Receivables VIII LLC, Series 2020-1A Class A2, 1.68% due 8/20/2025	52,585	52,873
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	34,825	35,424
[c]	Arm Master Trust, Series 2021-T2 Class A, 1.42% due 1/15/2024	186,000	185,966
	Avant Loans Funding Trust,
[c]	Series 2019-B Class B, 3.15% due 10/15/2026	9,114	9,119
[c]	Series 2020-REV1 Class A, 2.17% due 5/15/2029	575,000	575,207
[c]	Bankers Healthcare Group Securitization Trust, Series 2020-A Class A, 2.56% due 9/17/2031	70,279	70,969
	Bayview Opportunity Master Fund Trust,
[a,c]	Series 2017-RT1 Class A1, 3.00% due 3/28/2057	42,846	43,057
[a,c]	Series 2017-RT3 Class A, 3.50% due 1/28/2058	31,190	31,294
[c]	BCC Funding Corp. XVI LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	317,734	319,442
[c]	BCC Funding Corp. XVII LLC, Series 2020-1 Class A2, 0.91% due 8/20/2025	350,253	350,700
[c]	BHG Securitization Trust, Series 2021-B Class A, 0.90% due 10/17/2034	181,476	180,406
[c]	BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	75,217	76,336
[c]	CCG Receivables Trust, Series 2019-2 Class A2, 2.11% due 3/15/2027	497,180	500,538
	Conn’s Receivables Funding LLC,
[c]	Series 2020-A Class A, 1.71% due 6/16/2025	24,526	24,538
[c]	Series 2021-A Class A, 1.05% due 5/15/2026	254,751	254,547
	Dell Equipment Finance Trust,
[c]	Series 2020-1 Class A2, 2.26% due 6/22/2022	15,787	15,809
[c]	Series 2020-2 Class A2, 0.47% due 10/24/2022	457,937	457,958
[c]	Series 2021-1 Class A2, 0.33% due 5/22/2026	426,441	426,070
	Dext ABS LLC,
[c]	Series 2020-1 Class A, 1.46% due 2/16/2027	100,984	101,143
[c]	Series 2021-1 Class A, 1.12% due 2/15/2028	100,000	99,847
[c]	Diamond Resorts Owner Trust, Series 2019-1A Class A, 2.89% due 2/20/2032	70,839	71,831
	DLL LLC,
[c]	Series 2018-1 Class A4, 3.27% due 4/17/2026	118,127	118,231
[c]	Series 2019-DA1 Class A4, 2.92% due 4/20/2027	650,000	658,513
[c]	Encina Equipment Finance LLC, Series 2021-1A Class A1, 0.50% due 9/15/2025	744,536	744,267
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	8,458	8,523
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	48,110	49,323
	Freed ABS Trust,
[c]	Series 2020-3FP Class B, 4.18% due 9/20/2027	353,608	355,161
[c]	Series 2021-1CP Class A, 0.66% due 3/20/2028	320,208	320,023
[c]	Series 2021-2 Class A, 0.68% due 6/19/2028	77,337	77,309
[c]	Series 2021-3FP Class A, 0.62% due 11/20/2028	204,110	203,728
[a,c]	Gracie Point International Funding, Series 2020-B Class A, 1.499% (LIBOR 1 Month + 1.40%) due 5/2/2023	99,996	100,481
[a,b,c]	Greystone Commercial Real Estate Notes Ltd., Series 2021-FL3 Class A, 1.13% (LIBOR 1 Month + 1.02%) due 7/15/2039	100,000	99,897
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	75,396	76,505
[a,c]	Invitation Homes Trust, Series 2018-SFRI Class A, 0.809% (LIBOR 1 Month + 0.70%) due 3/17/2037	595,541	595,363
[c]	LendingClub Receivables Trust, Series 2020-6A Class A, 2.75% due 11/15/2047	59,153	59,384

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	LendingPoint Asset Securitization Trust,
[c]	Series 2019-2 Class C, 4.66% due 11/10/2025	$ 85,951	$ 86,179
[c]	Series 2020-REV1 Class A, 2.731% due 10/15/2028	150,000	151,698
[c]	Series 2021-A Class A, 1.00% due 12/15/2028	135,642	135,379
[c]	Series 2021-B Class A, 1.11% due 2/15/2029	145,595	145,224
	LL ABS Trust,
[c]	Series 2019-1A Class B, 3.52% due 3/15/2027	25,299	25,360
[c]	Series 2020-1A Class A, 2.33% due 1/17/2028	38,758	38,877
[c]	Series 2021-1A Class A, 1.07% due 5/15/2029	210,717	209,256
[c]	LP LMS Asset Securitization Trust, Series 2021-2A Class A, 1.75% due 1/15/2029	243,617	241,949
	Marlette Funding Trust,
[c]	Series 2019-4A Class A, 2.39% due 12/17/2029	4,306	4,308
[c]	Series 2020-1A Class B, 2.38% due 3/15/2030	74,567	74,772
[c]	Series 2021-1A Class A, 0.60% due 6/16/2031	129,087	128,910
[c]	Series 2021-3, Class A, 0.65% due 12/15/2031	403,359	401,616
	MMAF Equipment Finance LLC,
[c]	Series 2014-AA Class A5, 2.33% due 12/8/2025	435,172	437,087
[c]	Series 2020-B, Class A2, 0.38% due 8/14/2023	554,220	553,720
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1 Class AT1, 1.426% due 8/15/2053	535,000	534,412
[c]	New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2020-APT1 Class AT1, 1.035% due 12/16/2052	485,000	485,026
[c]	NMEF Funding LLC, Series 2021-A Class A1, 0.341% due 3/15/2022	76,439	76,428
	NRZ Advance Receivables Trust,
[c]	Series 2020-T2 Class AT2, 1.475% due 9/15/2053	450,000	449,673
[c]	Series 2020-T3 Class AT3, 1.317% due 10/15/2052	243,000	242,882
[c]	Oportun Funding LLC, Series 2020-1 Class A, 2.20% due 5/15/2024	71,373	71,459
	Pagaya AI Debt Selection Trust,
[c]	Series 2020-3 Class A, 2.10% due 5/17/2027	69,231	69,483
[c]	Series 2021-3 Class A, 1.15% due 5/15/2029	239,394	238,585
[c]	Pawnee Equipment Receivables LLC, Series 2019-1 Class A2, 2.29% due 10/15/2024	48,844	49,155
[c]	Pawneee Equipment Receivables LLC, Series 2021-1 Class A1, 0.302% due 10/17/2022	284,364	284,192
	PFS Financing Corp.,
[c]	Series 2019-A Class A2, 2.86% due 4/15/2024	400,000	402,664
[c]	Series 2020-B Class A, 1.21% due 6/15/2024	250,000	250,810
	PSNH Funding LLC 3, Series 2018-1 Class A1, 3.094% due 2/1/2026	41,182	42,078
[c]	Regional Management Issuance Trust, Series 2019-1 Class A, 3.05% due 11/15/2028	464,747	470,076
	SCF Equipment Leasing LLC,
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	13,303	13,324
[c]	Series 2020-1A Class A2, 0.68% due 10/20/2025	83,392	83,399
[c]	Small Business Lending Trust, Series 2020-A Class A, 2.62% due 12/15/2026	16,503	16,518
[c]	SoFi Consumer Loan Program Trust, Series 2020-1 Class A, 2.02% due 1/25/2029	51,469	51,600
[c]	SpringCastle America Funding LLC, Series 2020-AA Class A, 1.97% due 9/25/2037	527,511	530,952
[c]	SPS Servicer Advance Receivables Trust, Series 2020-T2 Class A, 1.83% due 11/15/2055	450,000	446,506
[c]	SPS Servicer Advance Receivables Trust II, Series 2020-T1 Class AT1, 1.28% due 11/15/2052	770,000	769,632
[c]	STORE Master Funding LLC, Series 2014-1A Class A2, 5.00% due 4/20/2044	198,189	201,318
	Theorem Funding Trust,
[c]	Series 2020-1A Class A, 2.48% due 10/15/2026	21,676	21,720
[c]	Series 2021-1A Class A, 1.21% due 12/15/2027	333,428	332,760
	Towd Point Mortgage Trust,
[a,c]	Series 2016-5 Class A1, 2.50% due 10/25/2056	16,754	16,888
[a,c]	Series 2018-2 Class A1, 3.25% due 3/25/2058	40,767	41,624
[a,c]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	109,439	111,356
[a,c]	Series 2019-HY2 Class A1, 1.102% (LIBOR 1 Month + 1.00%) due 5/25/2058	73,367	73,642
	Upstart Pass-Through Trust,
[c]	Series 2020-ST2 Class A, 3.50% due 3/20/2028	227,153	230,098
[c]	Series 2020-ST3 Class A, 3.35% due 4/20/2028	43,444	43,957
	Upstart Securitization Trust,
[c]	Series 2019-2 Class B, 3.734% due 9/20/2029	64,569	64,884
[c]	Series 2019-3 Class B, 3.829% due 1/21/2030	124,237	125,171
[c]	Series 2020-3 Class A, 1.702% due 11/20/2030	54,624	54,738
[c]	Series 2021-1 Class A, 0.87% due 3/20/2031	77,157	76,855
[c]	Series 2021-2 Class A, 0.91% due 6/20/2031	103,058	102,478
[c]	VSE VOI Mortgage LLC, Series 2016-A Class A, 2.54% due 7/20/2033	106,480	106,480
			18,271,212

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Student Loan — 8.3%
[c]	Laurel Road Prime Student Loan Trust, Series 2019-A Class A2FX, 2.73% due 10/25/2048	$ 735,503	$ 742,143
[a]	National Collegiate Student Loan Trust, Series 2006-4 Class A4, 0.412% (LIBOR 1 Month + 0.31%) due 5/25/2032	475,887	461,795
	Navient Private Education Loan Trust,
[c]	Series 2014-AA Class A2A, 2.74% due 2/15/2029	224,612	226,850
[a,c]	Series 2014-AA Class A2B, 1.36% (LIBOR 1 Month + 1.25%) due 2/15/2029	197,492	198,333
[a,c]	Series 2017-A Class A2B, 1.01% (LIBOR 1 Month + 0.90%) due 12/16/2058	62,254	62,409
[a,c]	Series 2018-BA Class A2B, 0.83% (LIBOR 1 Month + 0.72%) due 12/15/2059	85,942	85,951
[c]	Navient Private Education Refi Loan Trust, Series 2018-CA Class A2, 3.52% due 6/16/2042	214,093	216,994
	Navient Student Loan Trust,
[a,c]	Series 2016-6A Class A2, 0.853% (LIBOR 1 Month + 0.75%) due 3/25/2066	34,111	34,179
[a,c]	Series 2019-BA Class A2B, 1.09% (LIBOR 1 Month + 0.98%) due 12/15/2059	478,351	481,219
[a,c]	Nelnet Private Education Loan Trust, Series 2016-A Class A1A, 1.853% (LIBOR 1 Month + 1.75%) due 12/26/2040	10,854	10,890
	Nelnet Student Loan Trust,
[a,c]	Series 2012-2A Class A, 0.902% (LIBOR 1 Month + 0.80%) due 12/26/2033	97,743	97,529
[a,c]	Series 2015-3A Class A2, 0.703% (LIBOR 1 Month + 0.60%) due 2/27/2051	40,597	40,242
[a,c]	Series 2021-DA Class AFL, 0.794% (LIBOR 1 Month + 0.69%) due 4/20/2062	218,614	217,536
[a,c]	Pennsylvania Higher Education Assistance Agency, Student Loan Trust, Series 2012-1A Class A1, 0.653% (LIBOR 1 Month + 0.55%) due 5/25/2057	17,695	17,480
[a,b,c]	Prodigy Finance DAC, Series 2021-1A Class A, 1.352% (LIBOR 1 Month + 1.25%) due 7/25/2051	198,674	198,587
	SLM Student Loan Trust,
[a]	Series 2013-4 Class A, 0.653% (LIBOR 1 Month + 0.55%) due 6/25/2043	28,805	28,448
[a]	Series 2013-6 Class A3, 0.753% (LIBOR 1 Month + 0.65%) due 6/25/2055	179,786	178,407
	SMB Private Education Loan Trust,
[a,c]	Series 2015-A Class A2B, 1.11% (LIBOR 1 Month + 1.00%) due 6/15/2027	3,256	3,256
[a,c]	Series 2015-B Class A2B, 1.31% (LIBOR 1 Month + 1.20%) due 7/15/2027	103,414	103,485
[a,c]	Series 2015-C Class A3, 2.06% (LIBOR 1 Month + 1.95%) due 8/16/2032	600,000	607,613
[a,c]	Series 2016-B Class A2B, 1.56% (LIBOR 1 Month + 1.45%) due 2/17/2032	134,375	135,779
[a,c]	Series 2018-C Class A2B, 0.86% (LIBOR 1 Month + 0.75%) due 11/15/2035	216,269	216,908
[a,c]	Series 2021-A Class A1, 0.61% (LIBOR 1 Month + 0.50%) due 1/15/2053	450,034	450,160
	SoFi Professional Loan Program LLC,
[c]	Series 2016-B Class A2B, 2.74% due 10/25/2032	9,753	9,797
[a,c]	Series 2016-C Class A1, 1.203% (LIBOR 1 Month + 1.10%) due 10/27/2036	266,655	267,257
[c]	Series 2016-E Class A2B, 2.49% due 1/25/2036	32,201	32,284
[a,c]	Series 2017-A Class A1, 0.803% (LIBOR 1 Month + 0.70%) due 3/26/2040	19,451	19,452
	Towd Point Asset Trust,
[a,c]	Series 2018-SL1 Class A, 0.703% (LIBOR 1 Month + 0.60%) due 1/25/2046	194,330	194,193
[a,c]	Series 2021-SL1 Class A2, 0.804% (LIBOR 1 Month + 0.70%) due 11/20/2061	222,626	222,308
			5,561,484
	Total Asset Backed Securities (Cost $38,300,532)		38,301,768
	Corporate Bonds — 20.0%
	Automobiles & Components — 1.8%
	Automobiles — 1.5%
[c]	BMW US Capital LLC, 2.95% due 4/14/2022	130,000	130,927
	Daimler Finance North America LLC,
[a,c]	1.056% (LIBOR 3 Month + 0.90%) due 2/15/2022	150,000	150,127
[c]	3.40% due 2/22/2022	200,000	200,794
[c]	Hyundai Capital America, 3.95% due 2/1/2022	245,000	245,554
[a,c]	Nissan Motor Acceptance Co. LLC, 0.91% (LIBOR 3 Month + 0.69%) due 9/28/2022	33,000	33,053
[b]	Toyota Motor Corp., 2.157% due 7/2/2022	18,000	18,144
[a]	Toyota Motor Credit Corp., 0.389% (SOFR + 0.34%) due 10/14/2022	250,000	250,110
	Trading Companies & Distributors — 0.3%
[b,c]	Mitsubishi HC Capital, Inc., 3.406% due 2/28/2022	200,000	200,400
			1,229,109
	Banks — 1.2%
	Banks — 1.2%
[a,b]	Credit Suisse AG, Series FRN 0.43% (SOFRINDX + 0.38%) due 8/9/2023	300,000	299,901
[a]	PNC Bank NA, 0.495% (LIBOR 3 Month + 0.33%) due 2/24/2023	250,000	250,063
	Zions Bancorp NA, 3.35% due 3/4/2022	250,000	250,572
			800,536
	Consumer Durables & Apparel — 0.3%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Household Durables — 0.3%
[b,c]	Panasonic Corp., 2.536% due 7/19/2022	$ 200,000	$ 201,692
			201,692
	Consumer Services — 0.4%
	Hotels, Restaurants & Leisure — 0.4%
	Hyatt Hotels Corp., 1.30% due 10/1/2023	125,000	125,061
	McDonald’s Corp., 2.625% due 1/15/2022	110,000	110,071
			235,132
	Diversified Financials — 1.5%
	Consumer Finance — 0.4%
[a,c]	Wells Fargo Bank NA, 1.00% (LIBOR 3 Month + 0.20%) due 5/18/2022	250,000	250,607
	Diversified Financial Services — 1.1%
	Deutsche Bank AG,
[a,b]	1.406% (LIBOR 3 Month + 1.23%) due 2/27/2023	100,000	100,667
[a,b]	Series E, 0.55% (SOFR + 0.50%) due 11/8/2023	150,000	149,865
[a]	Goldman Sachs Group, Inc., Series FRN, 0.46% (SOFR + 0.41%) due 1/27/2023	250,000	250,013
[a]	Morgan Stanley, 0.749% (SOFR + 0.70%) due 1/20/2023	215,000	215,030
			966,182
	Energy — 2.8%
	Oil, Gas & Consumable Fuels — 2.8%
	Chevron Corp., 2.498% due 3/3/2022	100,000	100,174
	EQM Midstream Partners LP, Series 5Y, 4.75% due 7/15/2023	21,000	21,821
[b,c]	Gazprom PJSC Via Gaz Capital SA, 4.95% due 7/19/2022	275,000	279,870
	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	360,000	362,196
[b,c]	Lukoil International Finance BV, 6.656% due 6/7/2022	375,000	383,449
[a,b]	Petroleos Mexicanos, 3.851% (LIBOR 3 Month + 3.65%) due 3/11/2022	270,000	270,294
[b,c]	Saudi Arabian Oil Co., 2.75% due 4/16/2022	450,000	452,952
			1,870,756
	Food, Beverage & Tobacco — 1.1%
	Food Products — 1.1%
[b,c]	Barry Callebaut Services NV, 5.50% due 6/15/2023	200,000	211,742
	Campbell Soup Co., 2.50% due 8/2/2022	100,000	101,126
	General Mills, Inc., 2.60% due 10/12/2022	300,000	304,143
	McCormick & Co., Inc., 2.70% due 8/15/2022	100,000	101,126
			718,137
	Health Care Equipment & Services — 0.2%
	Health Care Providers & Services — 0.2%
	CVS Health Corp., 3.50% due 7/20/2022	125,000	126,356
			126,356
	Insurance — 1.0%
	Insurance — 1.0%
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	205,000	210,115
[a,c]	New York Life Global Funding, 0.27% (SOFR + 0.22%) due 2/2/2023	250,000	250,045
	Reliance Standard Life Global Funding II,
[c]	2.625% due 7/22/2022	175,000	176,976
[c]	3.85% due 9/19/2023	50,000	52,261
			689,397
	Materials — 0.4%
	Chemicals — 0.4%
[b,c]	Phosagro OAO Via Phosagro Bond Funding DAC, 3.949% due 4/24/2023	260,000	265,278
			265,278
	Pharmaceuticals, Biotechnology & Life Sciences — 1.8%
	Life Sciences Tools & Services — 0.5%
[a]	Thermo Fisher Scientific, Inc., 0.399% (SOFR + 0.35%) due 4/18/2023	300,000	299,601
	Pharmaceuticals — 1.3%
	AbbVie, Inc., 3.45% due 3/15/2022	225,000	225,256
[a,b]	AstraZeneca plc, 0.823% (LIBOR 3 Month + 0.67%) due 8/17/2023	240,000	241,685

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	Viatris, Inc., 1.125% due 6/22/2022	$ 400,000	$ 400,812
			1,167,354
	Real Estate — 0.8%
	Equity Real Estate Investment Trusts — 0.8%
	American Tower Corp., 2.25% due 1/15/2022	455,000	455,232
[c]	SBA Tower Trust, 2.836% due 1/15/2050	100,000	102,592
			557,824
	Software & Services — 0.4%
	Software — 0.4%
	Oracle Corp., 2.50% due 5/15/2022	275,000	276,086
			276,086
	Technology Hardware & Equipment — 0.8%
	Communications Equipment — 0.4%
	Cisco Systems, Inc., 3.00% due 6/15/2022	35,000	35,403
[b]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	225,000	227,572
	Technology Hardware, Storage & Peripherals — 0.4%
[b]	Lenovo Group Ltd., 4.75% due 3/29/2023	250,000	258,607
			521,582
	Telecommunication Services — 0.8%
	Wireless Telecommunication Services — 0.8%
	Sprint Communications, Inc., 9.25% due 4/15/2022	550,000	563,882
			563,882
	Utilities — 4.7%
	Electric Utilities — 4.1%
[c]	Alliant Energy Finance LLC, 3.75% due 6/15/2023	42,000	43,478
[a]	Dominion Energy, Inc., Series D, 0.733% (LIBOR 3 Month + 0.53%) due 9/15/2023	225,000	225,005
[a]	Duke Energy Corp., 0.30% (SOFR + 0.25%) due 6/10/2023	135,000	134,816
[a]	NextEra Energy Capital Holdings, Inc., 0.43% (LIBOR 3 Month + 0.27%) due 2/22/2023	200,000	199,626
	OGE Energy Corp., 0.703% due 5/26/2023	225,000	224,134
	Pacific Gas and Electric Co., 1.75% due 6/16/2022	435,000	434,700
[a]	PPL Electric Utilities Corp., 0.47% (LIBOR 3 Month + 0.25%) due 9/28/2023	200,000	199,236
	Public Service Enterprise Group, Inc., 2.65% due 11/15/2022	345,000	350,072
	Southern California Edison Co.,
[a]	0.52% (SOFR + 0.47%) due 12/2/2022	190,000	190,258
[a]	Series F, 0.40% (SOFRINDX + 0.35%) due 6/13/2022	230,000	230,014
[a]	Southern Co., 0.42% (SOFR + 0.37%) due 5/10/2023	300,000	299,619
	Tampa Electric Co., 2.60% due 9/15/2022	185,000	186,158
	Gas Utilities — 0.6%
[a]	Atmos Energy Corp., 0.578% (LIBOR 3 Month + 0.38%) due 3/9/2023	170,000	170,009
[a]	CenterPoint Energy Resources Corp., 0.673% (LIBOR 3 Month + 0.50%) due 3/2/2023	155,000	154,718
[a]	ONE Gas, Inc., 0.811% (LIBOR 3 Month + 0.61%) due 3/11/2023	107,000	107,114
			3,148,957
	Total Corporate Bonds (Cost $13,330,139)		13,338,260
	Convertible Bonds — 0.4%
	Diversified Financials — 0.4%
	Capital Markets — 0.4%
	Goldman Sachs BDC, Inc., 4.50% due 4/1/2022	260,000	260,372
			260,372
	Total Convertible Bonds (Cost $262,435)		260,372
	Long-Term Municipal Bonds — 0.4%
	Colorado Educational & Cultural Facilities Authority, Series B, 2.474% due 3/1/2022	50,000	50,170
	New Jersey Transportation Trust Fund Authority,
	2.551% due 6/15/2023	30,000	30,646
	2.631% due 6/15/2024	25,000	25,757
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	120,000	120,495

SCHEDULE OF INVESTMENTS, Continued
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

	Issuer-Description	PRINCIPAL AMOUNT	VALUE
	State of Connecticut GO, Series A, 3.471% due 9/15/2022	$ 20,000	$ 20,404
	Total Long-Term Municipal Bonds (Cost $245,000)		247,472
	Short-Term Investments — 11.5%
[d]	Thornburg Capital Management Fund	512,472	5,124,716
	United States Treasury Bill
	0.015% due 2/15/2022	1,000,000	999,982
	0.02% due 3/10/2022	500,000	499,981
	0.032% due 3/3/2022	1,000,000	999,947
	Total Short-Term Investments (Cost $7,624,625)		7,624,626
	Total Investments — 99.5% (Cost $66,262,539)		$66,235,083
	Other Assets Less Liabilities — 0.5%		347,418
	Net Assets — 100.0%		$66,582,501

Footnote Legend
a	Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule. The rates shown are those in effect on December 31, 2021.
b	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2021, the aggregate value of these securities in the Fund’s portfolio was $41,565,363, representing 62.43% of the Fund’s net assets.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMBS	Commercial Mortgage-Backed Securities
CMO	Collateralized Mortgage Obligation
GO	General Obligation
LIBOR	London Interbank Offered Rates
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index
UMBS	Uniform Mortgage Backed Securities

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Ultra Short Income Fund	December 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Ultra Short Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-one separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers two classes of shares of beneficial interest: Class A and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
Investments in open-end U.S. mutual funds are valued at net asset value ("NAV") each business day.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/21	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/21	Dividend Income
Thornburg Capital Management Fund	$4,848,903	$26,417,674	$(26,141,861)	$-	$-	$5,124,716	$2,013